Audit Information	12 Months Ended
Jun. 30, 2026
Auditor [Line Items]
Auditor Name	HCL, PLLC
Auditor Firm ID	7222
Auditor Location	Chicago, IL
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Haoxi Health Technology Limited and its subsidiaries (collectively, the “Company”) as of June 30, 2026, and the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity, and cash flows for the year ended June 30, 2026, and the related notes (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2026, and the results of its operations and its cash flows for the year ended June 30, 2026, in conformity with accounting principles generally accepted in the United States of America.